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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    9/30/09
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----

   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
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Address:   Times Square Tower
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           7 Times Square, Suite 3505
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           New York, NY 10036
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Form 13F File Number:  028-12495
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 703-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David S. Zemel           New York, New York      11/13/09
       -------------------------    ---------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        4
                                               -------------

Form 13F Information Table Value Total:        $21,581
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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9/30/2009

                            TITLE OF             VALUE              INVESTMENT   OTHER    VOTING  Market
NAME OF ISSUER                CLASS    CUSIP    (X1000)  SHARES/PRN DISCRETION MANAGERS AUTHORITY  price       MV
--------------              -------- --------- --------- ---------- ---------- -------- --------- ------ -------------
E TRADE FINANCIAL CORP      COM      269246104  7,175.00  4,100,000 Sole       No       Sole        1.75  7,175,000.00
ENER1 INC                   COM NEW  29267A203  3,633.00    525,000 Sole       No       Sole        6.92  3,633,000.00
GRAPHIC PACKAGING HLDG CORP COM      388689101 10,423.42  4,512,301 Sole       No       Sole        2.31 10,423,415.31
SPDR TR                     PUT      78462F953    350.00      5,000 Sole       No       Sole       0.700    350,000.00